Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

5. Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Land	$55.6	$47.2
Buildings	354.1	286.7
Machinery and equipment	1,137.2	1,032.4

	1,546.9	1,366.3
Less: Accumulated depreciation	(868.3)	(750.4)

Total	$678.6	$615.9

Depreciation of property, plant and equipment for 2012, 2011 and 2010 was $135, $145 and $127, respectively.